CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other income - net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Details
Insurance recoveries	$ 91.1	$ 10.8
Net (losses) gains on dispositions of assets	(9.5)	1.2
Foreign exchange losses - net	(4.7)	(7.3)
Net non-hedge derivative (losses) gains	1.0	(1.0)
Other - net	3.3	1.7
Other income - net	79.2	$ 7.4
Tasiast Mill Fire [Member]
Details
Insurance recoveries	90.0
Insurance reccoveries received during the year	$ 28.5